Average Annual Total Returns - Delaware Value Fund	Russell 1000® Value Index 1 year	Russell 1000® Value Index 5 years	Russell 1000® Value Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	(7.54%)	6.67%	10.29%	(9.28%)	5.15%	9.61%	(11.34%)	2.91%	8.12%	(4.06%)	3.83%	7.71%	(5.36%)	5.60%	9.43%	(4.01%)	6.13%	9.98%	(3.51%)	6.66%	10.53%	(3.42%)	6.77%	8.45%	May 02, 2016